Financial Instruments - Summary of Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Total assets	$ 1,765,456	$ 1,544,784
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	6,071	5,791
Receivable from related party	17,100	15,100
Total assets	23,171	20,891
Fair value [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	6,071	5,791
Receivable from related party	17,100	15,100
Total assets	$ 23,171	$ 20,891